Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Growth Accelerated Plus ETF - October
Prospectus [Line Items]
Annual Return [Percent]	16.77%	14.78%	38.91%	(29.95%)